Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Details) $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($) yr	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 38	$ 120	$ 149
Intangible assets gross, Ending balance	100	38	120
Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	90	215	217
Additions during the period	1
Addition/acquisition through business combination (Refer note no. 2.9)	61	2
Deletion/ retirals		(39)
Reclassified under assets held for sale	90	(90)
Translation differences	(6)	2	(2)
Intangible assets gross, Ending balance	236	90	215
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(52)	(95)	(68)
Amortization expense	(32)	(35)	(28)
Reduction in value (Refer note no. 2.9)	(13)
Deletion/ retirals		39
Reclassified under assets held for sale	(40)	40
Translation differences	1	(1)	1
Intangible assets gross, Ending balance	(136)	(52)	(95)
Customer related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	24	57	71
Intangible assets gross, Ending balance	$ 55	$ 24	$ 57
Customer related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	1	2 years	3 years
Estimated Remaining Useful Life (in years) | yr	0	1	1
Customer related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10	10 years	10 years
Estimated Remaining Useful Life (in years) | yr	7	5	6
Customer related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 68	$ 116	$ 117
Addition/acquisition through business combination (Refer note no. 2.9)	47	2
Deletion/ retirals		(27)
Reclassified under assets held for sale	24	(24)
Translation differences	(3)	1	(1)
Intangible assets gross, Ending balance	136	68	116
Customer related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(44)	(59)	(46)
Amortization expense	(16)	(20)	(14)
Reduction in value (Refer note no. 2.9)	(13)
Deletion/ retirals		27
Reclassified under assets held for sale	(9)	9
Translation differences	1	(1)	1
Intangible assets gross, Ending balance	(81)	(44)	(59)
Software related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance		43	53
Intangible assets gross, Ending balance	$ 20		$ 43
Estimated Remaining Useful Life (in years) | yr	1
Software related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3		5 years
Estimated Remaining Useful Life (in years) | yr			3
Software related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	8		8 years
Estimated Remaining Useful Life (in years) | yr			6
Software related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 3	62	$ 62
Additions during the period	1
Reclassified under assets held for sale	60	(60)
Translation differences		1
Intangible assets gross, Ending balance	64	3	62
Software related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(3)	(19)	(9)
Amortization expense	(13)	(12)	(9)
Reclassified under assets held for sale	(28)	28
Translation differences			(1)
Intangible assets gross, Ending balance	(44)	(3)	(19)
Land use rights related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	10	9	10
Intangible assets gross, Ending balance	$ 9	$ 10	$ 9
Estimated Useful Life (in years)	50	50 years	50 years
Estimated Remaining Useful Life (in years) | yr	42	43	44
Land use rights related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 11	$ 10	$ 11
Translation differences	(1)	1	(1)
Intangible assets gross, Ending balance	10	11	10
Land use rights related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(1)	(1)	(1)
Intangible assets gross, Ending balance	(1)	(1)	(1)
Marketing Related
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	2	7	9
Intangible assets gross, Ending balance	$ 8	$ 2	$ 7
Estimated Useful Life (in years)		5 years
Estimated Remaining Useful Life (in years) | yr		3
Marketing Related | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	5		3 years
Estimated Remaining Useful Life (in years) | yr	2		1
Marketing Related | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	10		10 years
Estimated Remaining Useful Life (in years) | yr	8		8
Marketing Related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 4	$ 14	$ 14
Addition/acquisition through business combination (Refer note no. 2.9)	5
Deletion/ retirals		(4)
Reclassified under assets held for sale	6	(6)
Translation differences	(1)
Intangible assets gross, Ending balance	14	4	14
Marketing Related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(2)	(7)	(5)
Amortization expense	(1)	(2)	(2)
Deletion/ retirals		4
Reclassified under assets held for sale	(3)	3
Intangible assets gross, Ending balance	(6)	(2)	(7)
Others
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	2	4	6
Intangible assets gross, Ending balance	$ 8	$ 2	$ 4
Estimated Useful Life (in years)		5 years
Estimated Remaining Useful Life (in years) | yr		3
Others | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	3		3 years
Estimated Remaining Useful Life (in years) | yr	2		1
Others | Top of Range
Disclosure Of Intangible Assets [Line Items]
Estimated Useful Life (in years)	5		5 years
Estimated Remaining Useful Life (in years) | yr	3		4
Others | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	$ 4	$ 10	$ 10
Addition/acquisition through business combination (Refer note no. 2.9)	9
Deletion/ retirals		(5)
Translation differences	(1)	(1)
Intangible assets gross, Ending balance	12	4	10
Others | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance	(2)	(6)	(4)
Amortization expense	(2)	(1)	(3)
Deletion/ retirals		5
Translation differences			1
Intangible assets gross, Ending balance	$ (4)	(2)	(6)
Sub-contracting right related | Gross Carrying Value
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance		3	3
Deletion/ retirals		(3)
Intangible assets gross, Ending balance			3
Sub-contracting right related | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Intangible assets gross, Beginning balance		(3)	(3)
Deletion/ retirals		$ 3
Intangible assets gross, Ending balance			$ (3)